Non Current Liabilites - Convertible Note	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Non Current Liabilites - Convertible Note

NOTE 15. NON CURRENT LIABILITIES – CONVERTIBLE NOTE

	Consolidated
	June 30, 2019 A$	June 30, 2018 A$
Convertible note at fair value at beginning of reporting period	6,645,832	5,778,984
Net change in fair value	996,875	866,848

Convertible note at fair value at end of reporting period	7,642,707	6,645,832

On May 11, 2015, the Company entered into a subscription agreement with Ridgeback Capital Investments (Ridgeback) to invest in Convertible Notes and Warrants of the Company for cash consideration totaling $13,750,828, which was subject to shareholder approval at an Extraordinary General Meeting. Shareholder approval was received on July 31, 2015.

The 13,750,828 Convertible Notes issued have a face value of $1.00 per note which are exercisable at a price of approximately $0.02 per share, mature on August 4, 2025 and accrue interest at a rate of 3% per annum which may also be converted into shares. Conversions may occur during the period (i) at least 3 months after the Issue Date and (ii) at least 15 business days prior to the maturity date into 50 ordinary shares of the Company per note (subject to customary adjustments for rights or bonus issues, off market buybacks, issues at less than current market price, share purchase plan, dividend reinvestment plan at a discount, return of capital or dividend or other adjustment). If a change of control event, delisting event or event of default has occurred, Ridgeback may elect to convert the notes into shares or repayment of principal and interest. The Convertible Notes rank at least equal with all present and future unsubordinated and unsecured debt obligations of the Company and contain customary negative pledges regarding financial indebtedness, dividend payments, related party transaction and others.

8,475,995 Warrants were granted to Ridgeback which are exercisable at a price of $0.025 per share on or before August 4, 2025. 371,445,231 Warrants were granted to Ridgeback which are exercisable at a price of $0.0237 per share on or before 4 August 2020. All warrants may be settled on a gross or net basis and the number of warrants or exercise price may be adjusted for a pro rata issue of shares, a bonus issue or capital reorganization. The Warrants do not confer any rights to dividends or a right to participate in a new issue without exercising the warrant.

(i) Fair value of convertible notes

The following assumptions were used to determine the initial fair value of the debt component of the convertible note which were based on market conditions that existed at the grant date:

Assumption	Convertible notes	Rationale
Historic volatility	85.0%	Based on the Company’s historical volatility data
Share price	$ 0.051	Closing market share price on July 31, 2015
Risk free interest rate	2.734%	Based on Australian Government securities yields which match the term of the convertible note
Risk adjusted interest rate	15.0%	An estimate of the expected interest rate of a similar non-convertible note issued by the company
Dividend yield	0.0%	Based on the Company’s nil dividend history
Risk free rate	2.734%	Based on 10 year Australian Government securities yield

The fair value of the convertible note is allocated between a financial liability for the traditional note component of the convertible note and into equity which represents the conversion feature. The traditional note component of the convertible note was initially recorded at fair value of $4.4m, based on the present value of the contractual cash flows of the note discounted at 15%. After initial recognition, the liability component of the convertible note has been measured at fair value as required by AASB 2 (IFRS 2). The remaining value of the convertible note was allocated to the conversion feature and recognized as equity.

	Note – Liability	Conversion feature – Equity
Fair value at issuance	4,419,531	41,431,774
Fair value movements	3,223,176	—

Balance at June 30, 2019	7,642,707	41,431,774